Long-term Debt and Other Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt and Other Borrowings
Note 9: Long-term Debt and Other Borrowings
Long-term debt consisted of the following (in millions):

	As of
	December 31, 2018	December 31, 2017
Collateralized:
2018 First Lien Loan, net of unamortized discount and issuance costs of $31.9 million and $0.0 million	$2,661.3	$—
First Lien Loan, as amended, net of unamortized discount and issuance costs of $0.0 million and $44.6 million	—	2,341.1
Second Lien Loan, as amended, net of unamortized discount and issuance costs of $0.0 million and $10.0 million	—	460.0
Capital lease liability	19.5	15.3
Notes payable to former stockholders	0.4	21.2
Total long-term debt	2,681.2	2,837.6
Less current portion	(37.0)	(53.6)
Total non-current long-term debt	$2,644.2	$2,784.0

2018 Credit Agreement
On August 21, 2018, the Company entered into a $3.5 billion credit agreement (the "2018 Credit Agreement"), comprised of a $2.7 billion term loan (the "2018 First Lien Loan") and an $810.0 million revolving facility (the "Revolver"). Net proceeds from the 2018 First Lien Loan were $2.7 billion ($2.7 billion aggregate principal amount less $13.5 million stated discount and $20.4 million in debt transaction costs).
The 2018 Credit Agreement bears interest at a variable interest rate that the Company may select per the terms of the 2018 Credit Agreement. As of December 31, 2018, the rate is equal to 1-month LIBOR plus 3.25%. The 2018 First Lien Loan matures on August 21, 2025. As of December 31, 2018, the effective interest rate of the 2018 First Lien Loan is 6.0%.
The 2018 Credit Agreement requires quarterly principal payments equal to 0.25% of the aggregate principal amount of the 2018 First Lien Loan, including incremental borrowings.
2014 Credit Agreement
On August 8, 2018, the Company paid off the outstanding principal of $450.0 million of its Second Lien Loan under its previous credit agreement, as amended and originating in 2014 (the "2014 Credit Agreement"). This resulted in a loss on extinguishment related to the write-off of unamortized deferred financing fees of $8.3 million and a prepayment penalty of $2.0 million, which was recorded in Interest expense during the year ended December 31, 2018.
With the proceeds from the 2018 First Lien Loan, the Company subsequently paid off all outstanding principal and accrued interest under the First Lien under the 2014 Credit Agreement of $2.6 billion and $25.9 million, respectively, which also resulted in a loss on extinguishment related to the write-off of unamortized deferred financing fees of $39.2 million which was recorded in Interest expense during the year ended December 31, 2018.
Revolver
As part of entering into the 2018 Credit Agreement, the previous revolving facility was modified to increase borrowing capacity to $810.0 million. As of December 31, 2018, the Company had no outstanding funds drawn under the Revolver, which matures on August 21, 2023.
Borrowings under the Revolver, if any, bear interest at our option, at rates varying from 2.75% to 2.00% plus the Eurodollar Rate or 1.75% to 1.00% plus the Base Rate based on achievement of certain First Lien Net Leverage Ratios (as defined in the 2018 Credit Agreement).
The Revolver also includes capacity for letters of credit equal to the lesser of (a) $220.0 million and (b) any remaining amount not drawn down on the Revolver’s primary capacity. As of December 31, 2018 and 2017, the Company had issued letters of credit with an aggregate face value of $57.6 million and $65.5 million, respectively. These letters of credit were issued in the normal course of business.
The Revolver is also subject to a commitment fee. The commitment fee varies based on the Company's First Lien Net Leverage Ratio. The Company was charged $1.5 million, $1.4 million and $1.1 million of commitment fees during the years ended December 31, 2018, 2017 and 2016, respectively.
Financial Covenants and Terms
The 2018 Credit Agreement has a springing financial covenant for the benefit of the Revolver lenders only that is tested on the last day of each fiscal quarter if the outstanding loans under the Revolver exceed an applicable threshold. If the financial covenant is triggered, the First Lien Net Leverage Ratio is tested for compliance not to exceed 5.80 to 1.00.
The Company was in compliance with all of its loan provisions under the 2018 Credit Agreement as of December 31, 2018.